Deferred revenue (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred Revenue 1		$ 6,000,000
Deferred Revenue 2		$ 6,000,000
Deferred Revenue 3		100.00%
Deferred Revenue 4		100.00%
Deferred Revenue 5		$ 2,000,000
Deferred Revenue 6		$ 15,000,000
Deferred Revenue 7		35.00%
Deferred Revenue 8		$ 6
Deferred Revenue 9		$ 352,000
Deferred Revenue 10		10.00%
Deferred Revenue 1	$ 6,000,000
Deferred Revenue 2	$ 6,000,000
Deferred Revenue 3	100.00%
Deferred Revenue 4	100.00%
Deferred Revenue 5	$ 2,000,000
Deferred Revenue 6	$ 15,000,000
Deferred Revenue 7	35.00%
Deferred Revenue 8	$ 6
Deferred Revenue 9	$ 352,000
Deferred Revenue 10	10.00%